Income Taxes - Income Tax Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effective Income Tax Rate Reconciliation, Amount
Income before provision for income tax expense									$ 19,937	$ 12,382	$ 11,316
Tax at statutory federal income tax rate									4,187	2,600	3,847
Tax Cuts and Jobs Act									0	(343)	3,139
State restructuring									0	(143)	966
Tax-exempt income, net									(408)	(432)	(394)
State income tax, net of federal tax benefit									0	0	323
Other, net									44	(14)	21
Income Tax Expense (Benefit), Total	$ 941	$ 954	$ 837	$ 1,091	$ 586	$ 446	$ 225	$ 411	$ 3,823	$ 1,668	$ 7,902
Effective Income Tax Rate Reconciliation, Percent
Income tax rate without impact of Tax Cuts and Jobs Act (as a percent)									21.00%	21.00%	34.00%
Tax Cuts and Jobs Act (as a percent)									0.00%	(2.77%)	27.74%
State restructuring (as a percent)									0.00%	(1.16%)	8.54%
Tax-exempt income, net (as a percent)									(2.04%)	(3.49%)	(3.48%)
State income tax, net of federal tax benefit (as a percent)									0.00%	0.00%	2.85%
Other, net (as a percent)									0.22%	(0.11%)	0.18%
Provision for income tax expense (as a percent)									19.18%	13.47%	69.83%